Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0002110105
Registrant Name	Quantinuum Inc.
Registration File Number	333-295701
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES